Property and Equipment, net (Details) - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (26)		$ (426)
Property and equipment, net	863		1,078		$ 1,335
Depreciation	26	$ 52	410	$ 50
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	307		859
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	400		433
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	80		117
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0		89
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 102		$ 6